Cabana Target Leading Sector Moderate ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
EQUITY – 90.0%
Invesco QQQ Trust Series 1	215,834	$78,686,602
Vanguard Consumer Discretionary ETF	190,156	59,912,451
Vanguard S&P 500 ETF	141,229	56,936,471
		195,535,524
FIXED INCOME – 10.0%
Vanguard Long-Term Bond ETF	205,077	21,709,451
TOTAL EXCHANGE-TRADED FUNDS
(Cost $216,412,670)		217,244,975

SHORT-TERM INVESTMENTS – 0.1%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	158,566	158,566
TOTAL SHORT TERM INVESTMENTS
(Cost $158,566)		158,566
TOTAL INVESTMENTS – 100.1%
(Cost $216,571,236)		217,403,541
Liabilities in Excess of Other Assets – (0.1%)		(68,270)
TOTAL NET ASSETS – 100.0%		$217,335,271

(a)	The rate is the annualized seven-day yield at period end.